Investments in associates and joint venture - Additional information (Details)		12 Months Ended
	Apr. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)
Investments in associates and joint ventures
Provision for workers participation			$ 1,289,000	S/ 4,922,000
Gross proceeds to associate		$ 0	$ 1,677,000		$ 0
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Percent of common shares acquired		19.58%	19.58%	19.58%
Dividends distribute to shareholders	$ 29,300,000
Transportadora Callao SA
Investments in associates and joint ventures
Percentage of voting equity interests acquired		8.00%
Tinka resources Ltd
Investments in associates and joint ventures
Percent of common shares acquired		19.32%	19.32%	19.32%